Expense Example - PUTNAM INTERNATIONAL EQUITY FUND /MA/	Jun. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 686
Expense Example, with Redemption, 3 Years	922
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	1,904
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	2,038
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	772
Expense Example, with Redemption, 10 Years	1,691
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	1,120
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,072
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 944